Consolidated Statements of Financial Position - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Current Assets
Cash	$ 3,389,319	$ 426,062
Other receivables	625,519	264,803
Inventory		515,391
Prepaid and other assets	120,478	116,051
Current assets	4,135,316	1,322,307
Property, plant and equipment	1,710,575	1,999,979
Inventory	522,779
Mineral properties and deferred exploration	31,750,255	49,912,854
Assets	38,118,925	53,235,140
Current Liabilities
Trade, other payables and accrued liabilities	6,225,131	5,767,402
Leases payable	78,784	67,819
Convertible loan	1,929,244	2,875,420
Short term portion of gold loan	4,998,127	4,622,351
Current liabilities	13,231,286	13,332,992
Warrant liability	4,486,444	4,850,000
Asset Retirement Obligation	737,404	726,143
Liabilities	18,455,134	18,909,135
Shareholders' equity
Share capital	142,251,909	127,003,132
Share based payment reserve	8,374,041	9,394,394
Warrants reserve	1,033,037	1,248,037
Accumulated other comprehensive loss	(114,030)	(755,909)
Accumulated deficit	(132,462,683)	(103,263,959)
Equity attributable to owners of the Company	19,082,274	33,625,695
Non-controlling interests	581,517	700,310
Total shareholders' equity	19,663,791	34,326,005
Total Shareholders' Equity and Liabilities	$ 38,118,925	$ 53,235,140